Debt (Maturities of outstanding debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 199.8
2019	175.1
2020	331.1
2021	2,699.8
2022	0.0
2023 and thereafter	0.0
Total external and related party debt	$ 3,405.8	$ 3,647.4